FAIR VALUE MEASUREMENTS OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
FAIR VALUE MEASUREMENTS OF FINANCIAL INSTRUMENTS
FAIR VALUE MEASUREMENTS OF FINANCIAL INSTRUMENTS

32.FAIR VALUE MEASUREMENTS OF FINANCIAL INSTRUMENTS

Some of the Group’s financial assets are measured at fair for financial reporting. In estimating the fair value, the Group uses market-observable data to the extent it is available. Where Level 1 inputs are not available, the Group determines the appropriate valuation techniques and inputs for fair value measurements and works closely with the qualified valuer to establish the appropriate valuation techniques and inputs to the model.

The management of the Group considers that the carrying amounts of financial assets and financial liabilities recorded at amortized cost in the consolidated financial statements approximate their respective fair values at the end of each reporting period.